Auditor's remuneration - Summary of Auditor's Remuneration Paid (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Auditor's remuneration [abstract]
Audit fee not yet incurred	$ 0.2